Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended						85 Months Ended	12 Months Ended							3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2013	Dec. 31, 2013 Common Stock Unit [Member]	Dec. 31, 2012 Common Stock Unit [Member]	Feb. 28, 2014 Subsequent Event [Member] Senior Secured 6% Notes [Member]	Feb. 12, 2014 Subsequent Event [Member] Senior Secured 6% Notes [Member]	Jun. 30, 2014 6% Secured Convertible Notes [Member]	Feb. 28, 2014 6% Secured Convertible Notes [Member]	Feb. 12, 2014 6% Secured Convertible Notes [Member]	Jun. 30, 2014 Reclassification of Consulting Fees to R&D Expenses [Member]	Jun. 30, 2014 Reclassification of Consulting Fees to R&D Expenses [Member]	Dec. 31, 2013 CardioNova [Member]
Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Development Stage Enterprise, Deficit Accumulated During Development Stage	$ 27,632,441		$ 27,632,441		$ 22,029,794	$ 14,215,072					$ 22,029,794
Retained Earnings (Accumulated Deficit)					(2,503,004)						(2,503,004)
Net Cash Provided by (Used in) Operating Activities			(1,850,790)	(1,835,426)	(3,261,824)	(2,054,428)					(8,233,167)
Proceeds from Warrant Exercises					150,047
Proceeds from Issuance of Common Stock				267,047	787,048	2,061,787					5,366,503										117,000
Proceeds from Issuance or Sale of Equity												520,001	2,061,787
Debt Instrument, Face Amount														1,906,500	1,906,500		1,906,500	1,906,500
Interest rate on senior secured convertible notes	2.50%		2.50%		2.50%	2.50%					2.50%			6.00%	6.00%	6.00%	6.00%	6.00%
Research and Development Expense, Total					4,399,294	986,261					6,258,630
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)	83,824		83,824		3,000,000						3,000,000
	155,074		155,074		1,170,712						1,170,712
Net Income (Loss) Attributable to Parent	530,664	(2,565,927)	(5,602,647)	(4,189,827)	(7,814,722)	(2,635,561)	4,263,286	(15,656,852)	(12,322)	(173,623)	(22,029,794)
Stockholders' Equity Attributable to Parent	(4,678,829)		(4,678,829)		(2,503,004)	1,792,511	(6,183,865)	(13,909,120)	189,055	51,377	(2,503,004)
Common Stock, Capital Shares, Reserved for Future Issuance, Fair Value	155,074		155,074
Prior Period Reclassification Adjustment																			$ 140,076	$ 251,911